STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions - $ / shares						3 Months Ended			12 Months Ended
	Dec. 31, 2016	Sep. 21, 2016	May 04, 2015	May 01, 2015	Dec. 31, 2014	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)							$ 1.92
Stock price (in Dollars per share)							$ 1.92
Volatility							145.00%
Risk-free interest rate	1.50%	0.92%	0.60%	0.60%	0.60%	1.50%
Expected life (years)							5 years
DB Option Agreement [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Stock price (in Dollars per share)									$ 0.61
Volatility									150.00%
Risk-free interest rate									1.20%
Expected life (years)									5 years
IPG [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility									134.00%
Risk-free interest rate									1.00%
Expected life (years)									3 years
Warrants with Debt
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Expected life (years)										1 year 6 months
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)						$ 1.34		$ 2.41
Stock price (in Dollars per share)						$ 1.34		$ 2.41
Volatility						140.00%		148.00%
Risk-free interest rate							1.30%	1.30%
Expected life (years)						3 years		4 years
Minimum [Member] | Employee Awards
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	$ 0.61								$ 0.61	$ 0.60
Stock price (in Dollars per share)									$ 0.63	$ 0.55
Volatility									146.00%	151.00%
Risk-free interest rate									0.70%	0.90%
Expected life (years)									3 years	3 years
Minimum [Member] | Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	0.60								$ 0.60	$ 0.60
Stock price (in Dollars per share)									$ 1.91	$ 0.52
Volatility									146.00%	150.00%
Risk-free interest rate									0.80%	1.10%
Expected life (years)									2 years	2 years
Minimum [Member] | Warrants with Debt
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility									148.00%	125.00%
Risk-free interest rate									0.80%	0.40%
Expected life (years)									1 year 36 days
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)						$ 2.07		$ 3.00
Stock price (in Dollars per share)						$ 2.07		$ 3.00
Volatility						142.00%		153.00%
Risk-free interest rate							1.40%	1.50%
Expected life (years)						5 years		5 years
Maximum [Member] | Employee Awards
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	3.20								$ 3.20	$ 3.75
Stock price (in Dollars per share)									$ 3.20	$ 3.75
Volatility									153.00%	169.00%
Risk-free interest rate									1.90%	2.50%
Expected life (years)									5 years	10 years
Maximum [Member] | Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	$ 1.20								$ 1.20	$ 3.75
Stock price (in Dollars per share)									$ 2.33	$ 0.89
Volatility									163.00%	157.00%
Risk-free interest rate									1.30%	1.30%
Expected life (years)									4 years 292 days	3 years
Maximum [Member] | Warrants with Debt
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility									158.00%	132.00%
Risk-free interest rate									1.20%	0.50%
Expected life (years)									5 years